Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets
Schedule of Intangible assets

	Exclusive
	licence		Proprietary
	agreement	Software	technology	Brand	Total
	$	$	$	$	$

Year ended December 31, 2018
Opening net book value	27,500	189,766	4,115,187	809,545	5,141,998
Amortization	(2,500)	(51,450)	(897,859)	(176,628)	(1,128,437)
Closing net book value	25,000	138,316	3,217,328	632,917	4,013,561

As at December 31, 2018
Cost	50,000	257,254	4,489,295	883,140	5,679,689
Accumulated amortization	(25,000)	(118,938)	(1,271,967)	(250,223)	(1,666,128)
Net book value	25,000	138,316	3,217,328	632,917	4,013,561

Year ended December 31, 2019
Opening net book value	25,000	138,316	3,217,328	632,917	4,013,561
Addition	250,000	—	—	—	250,000
Amortization	(8,802)	(51,452)	(897,859)	(176,628)	(1,134,741)
Closing net book value	266,198	86,864	2,319,469	456,289	3,128,820

As at December 31, 2019
Cost	300,000	257,254	4,489,295	883,140	5,929,689
Accumulated amortization	(33,802)	(170,390)	(2,169,826)	(426,851)	(2,800,869)
Net book value	266,198	86,864	2,319,469	456,289	3,128,820